Supplemental Cash Flow information	12 Months Ended
Dec. 31, 2017
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Supplemental Cash Flow information
37.	Supplemental Cash Flow information

37.1	Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2017	12.31.2016	12.31.2015
Payments made during the period:
Interest	186.4	175.0	153.7
Income tax and social contribution	28.6	153.9	33.4
Non-cash financing and investing transactions
Additions to property, plant and equipment, with transfer to pool parts inventory	—	2.5	—
Additions to property, plant and equipment, with transfer to financial guarantees	—	45.7	—
Additions to property, plant and equipment, with transfer from intangible assets	—	7.5	—
Write off on Property, Plant and Equipment by transfer to pool parts inventory	(21.6)	—	(5.8)
Disposals property, plant and equipment for providing for the sale of inventory	(100.8)	(34.8)	(45.9)
Impairment of assets	(58.4)	—	—
Government grants (i)	(4.3)	(51.5)	(55.3)

(i)	Refers to the grant received by subsidiaries of the group, initially recognized as debts until such time as the conditions set by the grantor are met, at which point they are reclassified to deferred revenue.